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TOUCHSTONE INSTITUTIONAL FUNDS TRUST | TOUCHSTONE SANDS CAPITAL INSTITUTIONAL GROWTH FUND
TOUCHSTONE SANDS CAPITAL INSTITUTIONAL GROWTH FUND SUMMARY
The Fund’s Investment Goal
The Touchstone Sands Capital Institutional Growth Fund (the “Fund”) seeks long-term capital appreciation.
The Fund’s Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	USD ($)
Wire Redemption Fee | TOUCHSTONE INSTITUTIONAL FUNDS TRUST | TOUCHSTONE SANDS CAPITAL INSTITUTIONAL GROWTH FUND | TOUCHSTONE SANDS CAPITAL INSTITUTIONAL GROWTH FUND	$ 15	[1]
[1]	The wire redemption fee is capped at $15. In addition, the wire redemption fee may not exceed two percent (2%) of the amount being redeemed.

Annual Fund Operating Expenses	TOUCHSTONE INSTITUTIONAL FUNDS TRUST TOUCHSTONE SANDS CAPITAL INSTITUTIONAL GROWTH FUND TOUCHSTONE SANDS CAPITAL INSTITUTIONAL GROWTH FUND
Management Fees (as a percentage of Assets)	0.78%
Component1 Other Expenses	0.02%
Component2 Other Expenses	0.01%
Other Expenses (as a percentage of Assets):	0.03%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.82%	[1],[2]
[1]	Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses and will differ from the ratios of expenses to average net assets that are included in the Fund’s annual report for the fiscal year ended December 31, 2019.
[2]	Touchstone Advisors, Inc. (the "Advisor" or "Touchstone Advisors") and Touchstone Institutional Funds Trust (the "Trust") have entered into a contractual expense limitation agreement whereby Touchstone Advisors will waive a portion of its fees or reimburse certain Fund expenses (excluding dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transaction and investment related expenses, including expenses associated with the Fund's liquidity providers; other expenditures which are capitalized in accordance with U.S. generally accepted accounting principles; the cost of “Acquired Fund Fees and Expenses,” if any; and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual Fund operating expenses to 0.80%. This contractual expense limitation is effective through April 30, 2021, but can be terminated by a vote of the Board of Trustees of the Trust (the “Board”) if it deems the termination to be beneficial to the Fund’s shareholders. The terms of the contractual expense limitation agreement provide that Touchstone Advisors is entitled to recoup, subject to approval by the Board, such amounts waived or reimbursed for a period of up to three years from the date on which the Advisor reduced its compensation or assumed expenses for the Fund. The Fund will make repayments to the Advisor only if such repayment does not cause the annual Fund operating expenses (after the repayment is taken into account) to exceed both (1) the expense cap in place when such amounts were waived or reimbursed and (2) the Fund’s current expense limitation.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - USD ($)	TOUCHSTONE INSTITUTIONAL FUNDS TRUST TOUCHSTONE SANDS CAPITAL INSTITUTIONAL GROWTH FUND TOUCHSTONE SANDS CAPITAL INSTITUTIONAL GROWTH FUND
Expense Example, with Redemption, 1 Year	84
Expense Example, with Redemption, 3 Years	262
Expense Example, with Redemption, 5 Years	455
Expense Example, with Redemption, 10 Years	1,014

Portfolio Turnover.
The Fund pays transaction costs, such as brokerage commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 25% of the average value of its portfolio.

The Fund’s Principal Investment Strategies
The Fund invests, under normal market conditions, at least 80% of its assets in common stocks of U.S. companies that the sub-advisor, Sands Capital Management, LLC (‘‘Sands Capital’’), believes have above-average potential for revenue and earnings growth. This is a non-fundamental investment policy that the Fund can change upon 60 days’ prior notice to shareholders. The Fund emphasizes investments in large capitalization growth companies. The weighted-average market capitalization of these companies is generally in excess of $25 billion, and the Fund generally does not invest in companies that have a market capitalization of less than $2 billion. The Fund will typically own between 25 and 35 companies.

The Fund is non-diversified and may invest a significant percentage of its assets in the securities of a single company. The Fund may invest a high percentage of its assets in specific sectors of the market in order to achieve a potentially greater investment return.

Sands Capital generally seeks to invest in stocks with sustainable above average earnings growth, and with capital appreciation potential. Sands Capital generally considers selling a security when it no longer meets its investment criteria, when the issues causing such problems are not solvable within an acceptable time frame, or when other opportunities appear more attractive.

The Fund’s Principal Risks
The Fund’s share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments.  Investments in the Fund are not bank guaranteed, are not deposits, and are not insured by the FDIC or any other federal government agency. As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal.  You can find more information about the Fund’s investments and risks under the “Principal Investment Strategies and Risks” section of the Fund’s prospectus. The Fund is subject to the principal risks summarized below.

Equity Securities Risk: The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund’s shares.

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Large-Cap Risk: Large-cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Growth-Investing Risk:  Growth-oriented funds may underperform when value investing is in favor, and growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential.

Management Risk: In managing the Fund’s portfolio, the Advisor engages one or more sub-advisors to make investment decisions for a portion of or the entire portfolio. There is a risk that the Advisor may be unable to identify and retain sub-advisors who achieve superior investment returns relative to other similar sub-advisors.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times, and for varying periods of time, result in unusually high market volatility, which could negatively impact the Fund’s performance and cause the Fund to experience illiquidity, shareholder redemptions, or other potentially adverse effects. Reduced liquidity in credit and fixed-income markets could negatively affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Non-Diversification Risk: The Fund is non-diversified, which means that it may invest a greater percentage of its assets than a diversified mutual fund in the securities of a limited number of issuers. The use of a non-diversified investment strategy may increase the volatility of the Fund’s investment performance, as the Fund may be more susceptible to risks associated with a single economic, political or regulatory event.

Sector Focus Risk: A fund that focuses its investments in the securities of a particular market sector is subject to the risk that adverse circumstances will have a greater impact on the fund than a fund that does not focus its investments in a particular sector.

The Fund’s Performance
The bar chart and performance table below illustrate some indication of the risks and volatility of an investment in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and by showing how the Fund’s average annual total returns for one year, five years, and ten years (before and after taxes) compare with the Russell 1000® Growth Index.  Past performance does not necessarily indicate how the Fund will perform in the future.  More recent performance information is available at no cost by visiting TouchstoneInvestments.com or by calling 1.800.543.0407.

Touchstone Sands Capital Institutional Growth Fund - Total Return as of December 31

Best Quarter: First Quarter 2012 24.17%	Worst Quarter: Fourth Quarter 2018 (17.66)%

Average Annual Total Returns For the periods ended December 31, 2019
After-tax returns are calculated using the highest individual marginal federal income tax rates in effect on a given distribution reinvestment date and do not reflect the impact of state and local taxes. Your actual after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an individual retirement account ("IRA"), 401(k), or other tax-advantaged account.

Average Annual Total Returns - TOUCHSTONE INSTITUTIONAL FUNDS TRUST - TOUCHSTONE SANDS CAPITAL INSTITUTIONAL GROWTH FUND	Label	1 Year	5 Years	10 Years
Russell 1000 Growth Index	Russell 1000® Growth Index (reflects no deductions for fees, expenses or taxes)	36.39%	14.63%	15.22%
TOUCHSTONE SANDS CAPITAL INSTITUTIONAL GROWTH FUND	Return Before Taxes	32.92%	11.75%	15.61%
TOUCHSTONE SANDS CAPITAL INSTITUTIONAL GROWTH FUND | After Taxes on Distributions	Return After Taxes on Distributions	29.33%	8.97%	13.67%
TOUCHSTONE SANDS CAPITAL INSTITUTIONAL GROWTH FUND | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	21.84%	8.80%	12.78%